Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events

14.  Subsequent Events

On October 7, 2014,  QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on September 19, 2014.

On December 17, 2014, the Company amended and restated its Unsecured Credit Facility and amended its Richmond Credit Facility. The modification to the Unsecured Credit Facility, among other things, increased the facility to $650 million, with an accordion feature that permits a further increase to up to $850 million (subject to certain conditions, including obtaining additional commitments of lenders), extended the maturity date of the term loan portion to December 17, 2019 and the revolving credit portion to December 17, 2018, reduced the applicable interest rates, and made certain of the financial covenants more favorable to the Company. The modification to the Richmond Credit Facility, among other things, conformed certain terms of the Richmond Credit Facility to the Unsecured Credit Facility and allowed two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries including the Unsecured Credit Facility and the Senior Notes.

On January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on December 19, 2014.

18.    Subsequent Events

As previously announced, on November 20, 2013, the Company’s Board of Directors authorized payment of its first, and prorated, quarterly cash dividend of $0.24 per common share to stockholders of record as of the close of business on December 20, 2013. On January 7, 2014, the Company paid its first dividend to its stockholders in the aggregate amount of $7.0 million. In addition, on January 7, 2014, the Company made a distribution to the holders of Class A units of limited partnership of the operating partnership in an aggregate amount of approximately $2.0 million in connection with the quarterly dividend on our common stock.

On February 13, 2014, the Company’s Board of Directors authorized payment of a regular quarterly cash dividend of $0.29 per common share, payable on April 8, 2014, to stockholders of record as of the close of business on March 20, 2014.

In February 2014, the Company expanded the capacity of its unsecured credit facility by $50 million, increasing the total revolving credit facility capacity to $400 million.

On October 7, 2014,  QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on September 19, 2014.

On December 17, 2014, the Company amended and restated its Unsecured Credit Facility and amended its Richmond Credit Facility. The modification to the Unsecured Credit Facility, among other things, increased the facility to $650 million, with an accordion feature that permits a further increase to up to $850 million (subject to certain conditions, including obtaining additional commitments of lenders), extended the maturity date of the term loan portion to December 17, 2019 and the revolving credit portion to December 17, 2018, reduced the applicable interest rates, and made certain of the financial covenants more favorable to the Company. The modification to the Richmond Credit Facility, among other things, conformed certain terms of the Richmond Credit Facility to the Unsecured Credit Facility and allowed two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries including the Unsecured Credit Facility and the Senior Notes.

On January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on December 19, 2014

Qualitytech, LP [Member]
Subsequent Events

14.  Subsequent Events

On October 7, 2014,  QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on September 19, 2014.

On December 17, 2014, the Company amended and restated its Unsecured Credit Facility and amended its Richmond Credit Facility. The modification to the Unsecured Credit Facility, among other things, increased the facility to $650 million, with an accordion feature that permits a further increase to up to $850 million (subject to certain conditions, including obtaining additional commitments of lenders), extended the maturity date of the term loan portion to December 17, 2019 and the revolving credit portion to December 17, 2018, reduced the applicable interest rates, and made certain of the financial covenants more favorable to the Company. The modification to the Richmond Credit Facility, among other things, conformed certain terms of the Richmond Credit Facility to the Unsecured Credit Facility and allowed two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries including the Unsecured Credit Facility and the Senior Notes.

On January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on December 19, 2014.

18.    Subsequent Events

As previously announced, on November 20, 2013, the Company’s Board of Directors authorized payment of its first, and prorated, quarterly cash dividend of $0.24 per common share to stockholders of record as of the close of business on December 20, 2013. On January 7, 2014, the Company paid its first dividend to its stockholders in the aggregate amount of $7.0 million. In addition, on January 7, 2014, the Company made a distribution to the holders of Class A units of limited partnership of the operating partnership in an aggregate amount of approximately $2.0 million in connection with the quarterly dividend on our common stock.

On February 13, 2014, the Company’s Board of Directors authorized payment of a regular quarterly cash dividend of $0.29 per common share, payable on April 8, 2014, to stockholders of record as of the close of business on March 20, 2014.

In February 2014, the Company expanded the capacity of its unsecured credit facility by $50 million, increasing the total revolving credit facility capacity to $400 million.

On October 7, 2014,  QTS paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on September 19, 2014.

On December 17, 2014, the Company amended and restated its Unsecured Credit Facility and amended its Richmond Credit Facility. The modification to the Unsecured Credit Facility, among other things, increased the facility to $650 million, with an accordion feature that permits a further increase to up to $850 million (subject to certain conditions, including obtaining additional commitments of lenders), extended the maturity date of the term loan portion to December 17, 2019 and the revolving credit portion to December 17, 2018, reduced the applicable interest rates, and made certain of the financial covenants more favorable to the Company. The modification to the Richmond Credit Facility, among other things, conformed certain terms of the Richmond Credit Facility to the Unsecured Credit Facility and allowed two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries including the Unsecured Credit Facility and the Senior Notes.

On January 7, 2015, the Company paid its regular quarterly cash dividend of $0.29 per common share to stockholders and Operating Partnership unit holders of record as of the close of business on December 19, 2014